Financial Instruments - Schedule of volumes associated with derivative contracts (Details) - Derivatives not designated as accounting hedges - Subsequent event	1 Months Ended
Apr. 24, 2015 MBbls
LLS | Fixed Price Swaps | 2015 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	0
LLS | Fixed Price Swaps | 2016 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	4,392
LLS | Three-Way Collar | 2016 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	1,464
WTI - CM vs TM | Basis Swaps | 2015 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	0
WTI - CM vs TM | Basis Swaps | 2016 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	3,660
Price Risk Derivative | NYMEX Roll | 2015 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	490
Price Risk Derivative | NYMEX Roll | 2016 Volumes
Financial Instruments
Nonmonetary notional amount (in MBbls)	182